As filed with the Securities and Exchange Commission on March 2, 2005
                                                                 1933 Act File No. 333-82579
                                                                 1940 Act File No. 811-09373

                          U.S. SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549
                                          FORM N-2
                              (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            [   ] Pre-Effective Amendment No. __
            [   ] Post-Effective Amendment No. __
                                           and/or
[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            [X] Amendment No. 13

                           OPPENHEIMER SENIOR FLOATING RATE FUND
                      (Exact Name of Registrant Specified in Charter)

                        6803 South Tucson Way, Centennial, CO 80112
      (Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

                                       1.800.525.9310
                    (Registrant's Telephone Number, Including Area Code)

                                       Robert G. Zack
                                   OppenheimerFunds, Inc.
 Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008
         (Name and Address (Number, Street, State, Zip Code) of Agent for Service)

Approximate Date of Proposed Public Offering:  March 2, 2005

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective (check applicable box):
[    ] when declared effective pursuant to section 8(c), or as follows:
The following boxes are included on the basis that the Registrant makes repurchase offers under Rule 23c-3 under the Investment Company Act of 1940 and is making this filing in accordance with Rule 486 under the Securities Act of 1933.
[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)
[   ] on ______________ pursuant to paragraph (a) of Rule 486.
[ ] This  post-effective  amendment  designates a new effective date for a  previously-filed registration statement.

[ ] This  form is filed to  register  additional  securities  for an  offering  pursuant  to
Rule 462(b) under the Securities Act and the Securities Act  registration  statement  number of the earlier effective registration statement for the same offering is ________.

This  Registration  Statement  includes a combined  Prospectus  pursuant  to Rule 429 of the
Securities Act of 1933 which relates to the following earlier Registration  Statements filed by the Registrant:
(1)   July 9, 1999,  which registered  100,000 Class A shares,  6,000,000 Class B shares and
    3,900,000  Class C shares,  each being shares of beneficial  interest having a par value of $0.001 per share;
(2)   December 6, 1999,  which  registered  10,000,000  shares each of Class A, Class B, and
    Class C, each  being  shares of  beneficial  interest  having a par value of $0.001  per share;
(3)   May 18,  2000,  which  registered  10,000,000  Class C shares of  beneficial  interest having a par value of $0.001 per share;
(4)   August 21, 2000,  which registered  10,000,000  Class C shares of beneficial  interest having a par value of $0.001 per share;
(5)   November 30, 2000,  which  registered  5,000,000  Class A Shares,  10,000,000  Class B
    Shares and 20,000,000 Class C Shares,  each being shares of beneficial interest having a par value of $0.001 per share;
(6)   June 4, 2000,  which  registered  10,000,000  Class B Shares,  of beneficial  interest having a par value of $0.001 per share; and
(7)   November 17, 2003, which registered  10,000,000 Class A Shares of beneficial  interest having a par value of $0.001 per share;
(8)   June 3, 2004,  which registered  50,000,000 Class A shares,  10,000,000 Class B shares and 25,000,000  Class C shares,  each being shares of beneficial  interest  having a par value of $0.001 per shares.

                CALCULATION OF REGISTRATION FEE UNDER SECURITIES ACT OF 1933

---------------------------------------------------------------------------------
                                 Proposed        Proposed
Title         of Amount Being    Maximum Price   Maximum         Amount of
Securities       Registered      Per Unit        Aggregate       Registration
Being Registered                                 Offering Price  Fee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A Shares   100,000,000     $9.62           $962,000,000    $112,554.00(1)
of Beneficial    shares
Interest (par
value $.001 per
share)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Shares   50,000,000      $9.63           $481,500,000    $56,673.00 (2)
of Beneficial
Interest (par
value $.001 per
share)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Shares   100,000,000     $9.64           $964,000,000    $113,463.00 (3)
of Beneficial
Interest (par
value $.001 per
share)
---------------------------------------------------------------------------------
(1)   Calculated  pursuant to Rule 457(d) based on the net asset value per share of $9.62 on
   March 1, 2005.
(2)   Calculated  pursuant to Rule 457(d) based on the net asset value per share of $9.63 on
   March 1, 2005.
(3)   Calculated  pursuant to Rule 457(d) based on the net asset value per share of $9.64 on
   March 1, 2005.

This Registration Statement carries forward the 75,100,000 Class A shares,  46,000,000 Class
B shares and 78,900,000 Class C shares of beneficial  interest,  par value $0.001 per share, of Registrant  previously  registered,  for which an aggregate of $108,303.54,  $105,366.80, and  $172,237.60  of  registration  fees were  paid to  register  shares  of the  respective classes.

The Registrant's  Prospectus dated September 27, 2004 as amended February 18, 2005, as filed with the  Securities and Exchange  Commission on Form N-2 on September 27, 2004,  (File Nos.
333-82579 and 811-09373), is hereby incorporated herein by reference.

                      OPPENHEIMER SENIOR FLOATING RATE FUND
                      Supplement dated March 2, 2005 to the
                       Prospectus dated September 27, 2004

The Prospectus is changed as follows:

1.    The Supplement is in addition to the Supplement dated February 18, 2005.

2.    All references in the Prospectus to the number of shares of the Fund registered with the Securities and Exchange Commission are revised to reflect the registration of an additional 100,000,000 Class A shares,
    50,000,000 Class B shares and 100,000,000 Class C shares on March 2, 2005, bringing the total shares registered to 175,100,000 Class A shares,
    96,000,000 Class B shares and 178,900,000 Class C shares.

3.    The first paragraph on page 2 of the Prospectus is deleted and replaced by the following:

   The Fund has three  classes  of  shares:  Class A shares,  Class B shares  and
   Class C shares.  Please  refer to "How to Buy  Shares."  As a business  trust, the Fund is  authorized  to issue an unlimited  number of shares of each Class and to date has  registered  175,100,000  Class A shares,  96,000,000  Class B shares and 178,900,000 Class C shares.

March 2, 2005                                                 PS0291.023

                                    PART C

                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

      1.    Financial Statements: Not Applicable.

      2.    Exhibits

(a)   (1)         Amended and Restated  Declaration  of Trust dated August 13,
                  1999 of     Registrant.*
(2)   Amendment  Number 1 dated  August 27, 2002 to the  Amended and  Restated
                        Declaration   of  Trust   dated   August   13,   1999.
                        Previously  filed  with  Registrant's  Post  Effective
                        Amendment No. 9, 09/24/02 and  incorporated  herein by
                        reference.

(b)   By-Laws of Registrant as amended and restated  through October 23, 2001:
                  Previously filed with Registrant's Post Effective  Amendment
                  No. 10, 09/17/03 and incorporated herein by reference.

            (c)   Not Applicable.

            (d)   Articles Fourth,  Fifth and Seventh of Registrant's  Amended
                  and  Restated  Declaration  of Trust  define  the  rights of holders of the securities being registered hereby.

            (e)   Not Applicable.

            (f)   Not Applicable.

            (g)   Form of Investment  Advisory Agreement dated 8/24/99 between
                  Registrant and OppenheimerFunds, Inc.*

            (h)   (1)   Form of General Distributor's  Agreement dated 8/24/99
                        between Registrant and OppenheimerFunds  Distributors,
                        Inc.*
                  (2)   Form   of   Dealer   Agreement   of   OppenheimerFunds
                        Distributor,     Inc.:     Previously    filed    with
                        Post-Effective  Amendment  No. 45 to the  Registration
                        Statement  of  Oppenheimer  High Yield Fund (Reg.  No.
                        2-62076),   10/26/01,   and  incorporated   herein  by
                        reference.
                  (3)   Form   of   Broker   Agreement   of   OppenheimerFunds
                        Distributor,     Inc.:     Previously    filed    with
                        Post-Effective  Amendment  No. 45 to the  Registration
                        Statement  of  Oppenheimer  High Yield Fund (Reg.  No.
                        2-62076),   10/26/01,   and  incorporated   herein  by
                        reference.
(4)   Form  of  Agency  Agreement  of  OppenheimerFunds   Distributor,   Inc.:
                        Previously filed with Post-Effective  Amendment No. 45
                        to the  Registration  Statement  of  Oppenheimer  High
                        Yield  Fund  (Reg.   No.   2-62076),   10/26/01,   and
                        incorporated herein by reference.
(5)   Form of Trust Company Fund/SERV Purchase  Agreement of  OppenheimerFunds
                        Distributor,     Inc.:     Previously    filed    with
                        Post-Effective  Amendment  No. 45 to the  Registration
                        Statement  of  Oppenheimer  High Yield Fund (Reg.  No.
                        2-62076),   10/26/01,   and  incorporated   herein  by
                        reference.
(6)   Form of Trust Company Agency Agreement of OppenheimerFunds  Distributor,
                        Inc.:  Previously filed with Post-Effective  Amendment
                        No. 45 to the  Registration  Statement of  Oppenheimer
                        High Yield  Fund (Reg.  No.  2-62076),  10/26/01,  and
                        incorporated herein by reference.

(i)   Form of Deferred  Compensation  Plan for Disinterested  Trustees:  Filed
                  with  Post-Effective  Amendment  No. 40 to the  Registration
                  Statement  of   Oppenheimer   High  Yield  Fund  (Reg.   No.
                  2-62076), 10/27/98, and incorporated herein by reference.

            (j)   (1)   Custodian  Agreement dated 5/13/02.  Previously  filed
                  with  Registrant's Post Effective  Amendment No. 9, 09/24/02
                  and   incorporated herein by reference.
(2)   Amended and Restated  Foreign  Custody  Manager  Agreement dated 4/3/01:
                        Previously filed with Post-Effective  Amendment No. 34
                        to the  Registration  Statement of Oppenheimer  Gold &
                        Special  Minerals Fund (Reg. No.  2-82590),  10/25/01,
                        and incorporated herein by reference.

            (k)   (1)   Amended and Restated  Service Plan and Agreement dated
                        4/26/04 for Class A Shares: Previously filed with the
                        Registrant's Post-Effective Amendment No. 12, 9/27/04
                        and incorporated herein by reference.
                  (2)   Form of  Distribution  and Service Plan dated  8/24/99
                        for Class B shares.*
                  (3)   Amended and  Restated  Distribution  and Service  Plan
                        for Class C Shares dated 2/23/04: Previously filed with
                        the Registrant's Post-Effective Amendment No. 12, 9/27/04
                        and incorporated herein by reference.
                  (4)   Oppenheimer  Funds  Multiple  Class  Plan  under  Rule
                        18f-3 updated through  9/15/04:  Previously filed with
                        Post-Effective  Amendment  No. 24 to the  Registration
                        Statement  of  Oppenheimer  Cash  Reserves  (Reg.  No.
                        33-23223),   09/27/904,  and  incorporated  herein  by
                        reference.

            (l)   (1)   Opinion of Myer, Swanson,  Adams & Wolf, P.C., counsel
                        to  Registrant,  as to  the  legality  of  the  Fund's
                        shares: Filed herewith.
                  (2)   Opinion   of   Goodwin,   Procter   &  Hoar,   special
                        Massachusetts   counsel  to  Registrant,   as  to  the
                        legality of the Fund's shares dated 8/26/99.*

            (m)   Not Applicable.

            (n)   Independent Auditors' Consent.

            (o)   Not Applicable.

            (p)   Subscription Agreement for Initial Capital dated 8/24/99.*

            (q)   Not Applicable.

(r)   Amended and Restated Code of Ethics of the  Oppenheimer  Funds dated May
                  15, 2002 under Rule 17j-1 of the  Investment  Company Act of
                  1940: Previously filed with Post-Effective  Amendment No. 29 to the Registration  Statement of Oppenheimer Discovery Fund
                  (Reg. No.  33-371),  11/21/02,  and  incorporated  herein by reference.

            --    Powers of  Attorneys  for John V.  Murphy,  Brian Wixted and
                  all Trustees/Directors Officers.

ITEM 25. MARKETING ARRANGEMENTS

      See Form of  General  Distributor's  Agreement  filed  by  pre-effective amendment Number 1 as Exhibit (h) to this Registration Statement.

* Filed with  pre-effective  amendment  Number 1 to Registrant's  registration statement on Form N-2, 8/31/99 (Reg. No. 333-82579),  and incorporated  herein by reference.

ITEM  26.   OTHER   EXPENSES  OF  ISSUANCE  AND   DISTRIBUTION:   All  of  the
Registrant's  initial organization and offering expenses have been absorbed by
OppenheimerFunds,  Inc. The additional  registration fees for the Registrant's securities are detailed in Part A, Prospectus cover page.

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

            Not applicable.
------------------------------------------------------------------------------

ITEM 28. NUMBER OF HOLDERS OF SECURITIES
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Title of Class                    Number of Record  Holders as of February 28,
2005
------------------------------------------------------------------------------
Class A Shares of Beneficial Interest             21,152
Class B Shares of Beneficial Interest           16,667
Class C Shares of Beneficial Interest           29,624

ITEM 29. INDEMNIFICATION

      Reference is made to the  provisions  of Article  Seven of  Registrant's
Amended  and  Restated  Declaration  of Trust  filed as  Exhibit  2(a) to this
Registration Statement, and incorporated herein by reference.

      Insofar as indemnification  for liabilities arising under the Securities
Act of 1933 may be permitted to trustees,  officers and controlling persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      (a) The  description  of the business of  OppenheimerFunds,  Inc. is set forth under the caption  "How the Fund is Managed" in the  Prospectus  and the
Statement  of  Additional   Information  forming  part  of  this  Registration
Statement.

      (b)   The   information   as  to   the   Directors   and   Officers   of
OppenheimerFunds,  Inc. set forth in  OppenheimerFunds,  Inc.'s Form ADV filed with the Securities and Exchange  Commission  (File No.  801-825),  as amended through the date hereof, is incorporated herein by reference.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

1.    Accounts  and  records  of the Fund  are  maintained  at (i) the  Fund's office at 6803 South Tucson Way,  Centennial,  Colorado  80112 and (ii) the
   offices  of  OppenheimerFunds,  Inc.  at Two World  Financial  Center,  225
   Liberty Street- 11th Floor, New York, New York  10281-1008.

2.    OppenheimerFunds   Services,  P.O.  Box  5270  Denver,  Colorado  80217,
   maintains  all the required  records in its capacity as transfer,  dividend paying and shareholder service agent of the Registrant.

ITEM 32.  MANAGEMENT SERVICES

      Not Applicable.

ITEM 33. UNDERTAKINGS

      1.    Not Applicable.

      2.    Not Applicable.

      3.    Not Applicable.

      4.    a.    To file  during  any  period  in which  offers  or sales are being made, a post-effective  amendment to this registration statement: (i) to include any prospectus  required by Section  10(a)(3) of the Securities Act of
1933;  (ii) to reflect in the Prospectus any facts or events arising after the
effective   date  of  the   registration   statement   (or  the  most   recent
post-effective  amendment  thereof)  which,  individually or in the aggregate,
represent  a  fundamental   change  in  the   information  set  forth  in  the
registration  statement;  and (iii) to include any material  information  with
respect  to  the  plan  of  distribution  not  previously   disclosed  in  the
registration  statement  or any  material  change to such  information  in the registration statement.

            b.    That,  for the purpose of  determining  any liability  under the  Securities  Act of 1933,  each  such  post-effective  amendment  shall be deemed to be a new registration  statement  relating to the securities offered therein,  and the offering of such  securities at that time shall be deemed to be the initial bona fide offering thereof.

            c.    To  remove  from  registration  by means  of  post-effective amendment any of the securities  being  registered  which remain unsold at the termination of the offering.

            5.    Not Applicable.

            6.    The  Registrant  undertakes  to send by first  class mail or other means designed to ensure equally  prompt  delivery,  within two business days of receipt of a written or oral  request,  any  Statement  of  Additional
Information.

                                  SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant  duly caused this  Registration  Statement to be signed on its behalf by the undersigned,  thereunto duly authorized,  in the City of New York and State of New York, on this 2nd day of March, 2005.

                              OPPENHEIMER SENIOR FLOATING RATE FUND

                                                By:   By:  /s/ John V. Murphy*
                                 ---------------------------------------------
                                                    John V. Murphy, President,
                                         Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement  has been signed below by the  following  persons in the  capacities and on the date indicated:

Signatures                          Title                      Date
----------                          -----                      ----

/s/ William L. Armstrong*    Vice Chairman of the        March 2, 2005
---------------------------  Board of Trustees
William L. Armstrong

/s/ John V. Murphy*          President, Principal        March 2, 2005
------------------------     Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal        March 2, 2005
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Trustee                     March 2, 2005
---------------------
Robert G. Avis

/s/ George Bowen*            Trustee                     March 2, 2005
----------------------
George Bowen

/s/ Edward Cameron*          Trustee                     March 2, 2005
------------------------
Edward Cameron

/s/ Jon S. Fossel*           Trustee                     March 2, 2005
--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                     March 2, 2005
---------------------
Sam Freedman

/s/ F. William Marshall, Jr.*                            Trustee  March 2,
2005
----------------------------
F. William Marshall, Jr.

*By: /s/ Mitchell J. Lindauer
        -----------------------------------------
        Mitchell J. Lindauer, Attorney-in-Fact

                    OPPENHEIMER SENIOR FLOATING RATE FUND

                     Registration Statement No. 333-82579

                                EXHIBITS FILED

Exhibit No.       Exhibit
------------      -------

2 (l)(1)                Opinion of Myer, Swanson, Adams & Wolf, P.C.